Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Loan receivables	¥ 762,992	¥ 765,034
Accrued interest	377,983	273,923
Gross loan receivables	1,140,975	1,038,957
Loss allowance	(478,792)	(423,773)
Carrying amount	662,183	615,184
Stage 1 [Member]
Statement [Line Items]
Loan receivables	0	0
Gross loan receivables	0	0
Loss allowance	0	0
Carrying amount	0	0
Stage 3 [Member]
Statement [Line Items]
Loan receivables	762,992	765,034
Accrued interest	377,983	273,923
Gross loan receivables	1,140,975	1,038,957
Loss allowance	(478,792)	(423,773)
Carrying amount	662,183	615,184
Stage 2 [Member]
Statement [Line Items]
Loan receivables	0	0
Gross loan receivables	0	0
Loss allowance	0	0
Carrying amount	¥ 0	¥ 0